Fair Value of Financial Instruments - Schedule of assets measured at fair value on a recurring basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total Assets	$ 162,164	$ 92,858
Liabilities:
Total Liabilities	13,276
Public Warrants [Member]
Liabilities:
Warrants Liabilities	8,625
Private Placement Warrants [Member]
Liabilities:
Warrants Liabilities	4,651
Money Market funds in Cash and Cash Equivalents [Member]
Assets
Money Market funds in Cash and Cash Equivalents	162,164	92,858
Level 1 [Member]
Assets
Total Assets	162,164	92,858
Liabilities:
Total Liabilities	8,625
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrants Liabilities	8,625
Level 1 [Member] | Money Market funds in Cash and Cash Equivalents [Member]
Assets
Money Market funds in Cash and Cash Equivalents	162,164	$ 92,858
Level 2 [Member]
Liabilities:
Total Liabilities	4,651
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants Liabilities	$ 4,651